Balances and Transactions in Foreign Currencies - Summary of Assets, Liabilities Foreign Currencies (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	$ 59,648	$ 70,076
Long-Term Assets	2,045	13,631
Short-Term Liabilities	6,018	5,066
Long-Term Liabilities	78,198	85,651
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	58,151	69,281
Long-Term Assets	452	12,026
Short-Term Liabilities	5,597	4,625
Long-Term Liabilities	57,075	63,112
Euro [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	877	749
Short-Term Liabilities	363	417
Long-Term Liabilities	21,122	22,538
Other currencies [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	620	46
Long-Term Assets	1,593	1,605
Short-Term Liabilities	58	24
Long-Term Liabilities	$ 1	$ 1